INVESTMENTS IN ASSOCIATES AND JOINT VENTURES - Financial information of joint ventures (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of joint ventures [line items]
Assets	$ 327,859,383	$ 301,181,596
Liabilities	294,696,465	269,661,180
Equity	33,162,918	31,520,416	$ 30,821,659	$ 39,471,647
Income	46,492,667	47,658,238	37,274,770
Expenses	44,301,190	45,481,122	32,405,637
Net income for the year	2,191,477	2,177,116	$ 4,869,133
Renting Automayor S.A.
Disclosure of joint ventures [line items]
Assets	102,899	120,113
Liabilities	101,008	115,786
Equity	1,891	4,327
Income	29,928	34,762
Expenses	32,121	38,774
Net income for the year	(2,193)	$ (4,012)
Rentek S.A.S
Disclosure of joint ventures [line items]
Assets	29,131
Liabilities	28,202
Equity	929
Income	15,453
Expenses	14,524
Net income for the year	$ 929